UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21193

First American Minnesota Municipal Income Fund II, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

(800) 677-3863
(Registrant's telephone number, including area code)

Date of fiscal year end: August 31, 2008

Date of reporting period: November 30, 2007

Item 1. Schedules of Investments.

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Fund II	November 30, 2007

Description of Security	Principal Amount	Market Value (a)

(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Municipal Long-Term Securities — 158.4%
Industrial Revenue — 2.4%
Duluth Seaway Port Authority, Cargill Project, 4.20%, 5/1/13	$500,000	$501,840

Economic Development Revenue — 4.2%
Agriculture and Economic Development Board, Small Business Program A - Lot 1, (AMT), 5.55%, 8/1/16	400,000	401,480
Minneapolis Minnesota Supported Development Revenue, Limited Tax, Common Bond Fund, Series 2A (AMT), 5.13%, 6/1/22	500,000	505,815
		907,295
Education Revenue — 14.6%
Higher Education Facility, Augsburg College, 5.00%, 5/1/28	200,000	194,016
Higher Education Facility, College of Art & Design, 5.00%, 5/1/26	400,000	391,968
Higher Education Facility, St. Catherine's College, 5.38%, 10/1/32	1,000,000	1,007,320
Higher Education Facility, St. John's University (Prerefunded 10/1/11 @ 100), 5.25%, 10/1/26 (b)	350,000	374,517
Higher Education Facility, St. Olaf College, 4.50%, 10/1/27	1,000,000	968,050
St. Paul Housing and Redevelopment Authority, Community Peace Academy Project Series A, 5.00%, 12/1/36	200,000	179,990
		3,115,861
General Obligations — 10.0%
Commonwealth of Puerto Rico, Series A, 5.00%, 7/1/28	500,000	498,070
Crow Wing County General Obligation (MBIA), 5.00%, 2/1/21	550,000	582,120
Robbinsdale Independent School District (FSA), 5.00%, 2/1/21	1,000,000	1,060,470
		2,140,660

Healthcare Revenue — 52.2%
Aitkin Health Care Facilities Revenue, Riverwood Health Care Center, 5.50%, 2/1/24	200,000	193,334
Agriculture and Development Board, Fairview Health Care System, (Prerefunded 11/15/10 @ 101), 6.38%, 11/15/29 (b)	675,000	739,361
Agriculture and Development Board, Fairview Health Care System, 6.38%, 11/15/29	25,000	26,305
Bemidji Health Care Facilities, North Country Health Services (RAAI), 5.00%, 9/1/31	1,000,000	980,840
Colorado Health Facilities Authority Revenue, Christian Living Communities Project, 5.75%, 1/1/37	200,000	191,822
Columbia Heights Multifamily & Healthcare Facilities Revenue, Crest View Projects, 5.70%, 7/1/42	350,000	324,702
Crookston Health Care, Riverview Health Project, 5.20%, 5/1/22	200,000	190,436
Cuyuna Range Hospital District,
5.00%, 6/1/29	350,000	310,734
5.50%, 6/1/35	400,000	367,196
Duluth Health Care Facility, Benedictine Health System - St. Mary’s Hospital, 5.25%, 2/15/33	1,000,000	1,004,120
Glencoe Health Care Facilities, Glencoe Regional Health Services (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 (b)	400,000	451,072
Golden Valley Health Care Facilities, Covenant Retirement Communities, 5.50%, 12/1/25	600,000	606,426
Illinois Finance Authority Revenue, Franciscan Communities, 5.50%, 5/15/37	250,000	230,550
Inver Grove Heights Nursing, Presbyterian Homes, 5.50%, 10/1/33	250,000	237,120
Marshall Health Care Facility, Weiner Medical Center, 5.35%, 11/1/17	350,000	361,442
Minneapolis and St. Paul Housing and Redevelopment Authority, Healthpartners Project, 5.88%, 12/1/29	750,000	773,288
Minneapolis Health Care Facilities, Allina Health Systems, 5.75%, 11/15/32	300,000	332,781
Monticello, Big Lake Community Hospital District, 6.20%, 12/1/22	400,000	407,036
Moorhead Economic Development Authority, Eventide Project, 5.15%, 6/1/29	300,000	269,421
New Hope Housing and Health Care Facility, Masonic Home North Ridge, 5.75%, 3/1/15	400,000	396,228
Pine City Health Care, North Branch, 5.00%, 10/20/47	125,000	124,907
Shakopee Health Care Facility, St. Frances Regional Medical Center, 5.10%, 9/1/25	500,000	493,070

2007 Quarterly Report  Minnesota Municipal Income Fund II

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Fund II (continued)

Description of Security	Principal Amount	Market Value (a)
St. Louis Park Health Care Facilities, Park Nicollet Health Systems,
5.25%, 7/1/30	$250,000	$275,527
5.50%, 7/1/25	250,000	279,175
St. Paul Housing and Redevelopment Authority Hospital Revenue, Healtheast Project, 6.00%, 11/15/30	200,000	204,046
St. Paul Housing and Redevelopment Authority, Nursing Home Episcopal, 5.63%, 10/1/33	500,000	468,970
St. Paul Housing and Redevelopment Authority, Regions Hospital,
5.25%, 5/15/18	500,000	502,840
5.30%, 5/15/28	170,000	169,869
Winona Health Care Facilities, Winona Health Obligated Group, 6.00%, 7/1/34	200,000	207,574
		11,120,192
Housing Revenue — 31.4%
Cottage Grove Senior Housing Revenue, PHS Cottage Grove Inc., 5.00%, 12/1/31	175,000	151,694
Eden Prairie Multifamily Housing, Preserve Place (GNMA), 5.60%, 7/20/28	500,000	509,270
Hopkins Multifamily Housing, Hopkins Renaissance Project, 6.25%, 4/1/15	500,000	510,865
Minneapolis Housing Revenue, Keeler Apartments Project, 5.00%, 10/1/37	300,000	260,031
Minneapolis Multifamily Housing, Seward Towers Project (GNMA), 5.00%, 5/20/36	1,190,000	1,206,267
Minneapolis and St. Paul Housing, Finance Board Single Family, (AMT) Mortgage-Backed City Living, 5.00%, 11/1/38	198,669	193,162
Minnesota State Housing Finance Agency, Residential Housing - Series D, (AMT) 4.70%, 7/1/27	1,000,000	956,750
Moorhead Senior Housing Revenue, Sheyenne Crossing Project, 5.65%, 4/1/41	330,000	306,702
Prior Lake Senior Housing Revenue, Shepards Path Senior Housing, 5.70%, 8/1/36	200,000	187,160
Southeast State Multi-County Housing and Redevelopment Authority, Goodhue County Apartments, 6.75%, 1/1/31	320,000	339,805
St. Paul Multifamily Housing, Selby Grotto Housing Project, (AMT) (GNMA), 5.50%, 9/20/44	655,000	668,958
St. Paul Housing and Redevelopment Authority, Rossy and Richard Shaller, Sholom East Project, 5.25%, 10/1/42	250,000	222,382
Washington County Housing and Redevelopment Authority, Woodland Park Apartments, 4.70%, 10/1/26	1,000,000	1,006,820
Worthington Housing Authority, Meadows Worthington Project - Series A, 5.38%, 5/1/37	200,000	178,780
		6,698,646

Leasing Revenue — 24.6%
Andover Economic Development Authority Public Facility Lease Revenue, Andover Community Center, (Crossover Refunded 2/1/14 @ 100), 5.13%, 2/1/24 (b)	205,000	220,972
Andover Economic Development Authority Public Facility Lease Revenue, Andover Community Center, 5.13%, 2/1/24	295,000	317,983
Hopkins Housing and Redevelopment Authority, Public Facility Lease Revenue, Public Works and Fire Station (MBIA), 5.00%, 2/1/23	1,000,000	1,076,600
Otter Tail County Housing and Redevelopment Authority, Building Lease Revenue, Series A, 5.00%, 2/1/19	525,000	554,290
Ramsey County Public Improvement, 4.75%, 1/1/24	1,000,000	1,012,550
St. Paul Port Authority Healtheast Midway Campus, 5.75%, 5/1/25	600,000	599,970
St. Paul Port Authority Office Building Facility, Robert Street, 5.25%, 12/1/27	1,000,000	1,043,730
Washington County Housing and Redevelopment Authority, Lower St. Croix Valley Fire Protection, 5.13%, 2/1/24	400,000	408,432
		5,234,527
Recreation Authority Revenue — 3.4%
Moorhead Gross Revenue, Golf Course, 5.88%, 12/1/21	400,000	402,060
St. Paul Port Authority Hotel Facility, (Prerefunded 8/1/08 @ 103), 7.38%, 8/1/29 (b)	300,000	316,542
		718,602

Tax Revenue — 1.6%
Minneapolis Tax Increment Revenue, St. Anthony Falls Project,
5.65%, 2/1/27	150,000	144,748
5.75%, 2/1/27	200,000	195,444
		340,192

2007 Quarterly Report  Minnesota Municipal Income Fund II

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Fund II (concluded)

Description of Security	Principal Amount/ Shares	Market Value (a)
Transport Revenue — 1.5%
Minneapolis and St. Paul Metropolitan Airport Commission (FGIC) (Prerefunded 1/1/11 @ 100), 5.25%, 1/1/32 (b)	$300,000	$317,295

Utility Revenue — 12.5%
Chaska Electric,
6.10%, 10/1/30	10,000	10,522
5.00%, 10/1/30	500,000	505,135
Puerto Rico Electric Power Authority (MBIA), 5.25%, 7/1/29	1,000,000	1,098,460
Rochester Electric Utility Revenue, 5.00%, 12/1/30	1,000,000	1,048,750
		2,662,867

Total Municipal Long-Term Securities (cost: $33,480,703)		33,757,977

Short-Term Investments — 0.4%
Money Market Fund — 0.3%
Federated Minnesota Municipal Cash Trust	67,681	67,681
U.S. Treasury Obligation — 0.1%
U.S. Treasury Bill, 3.96%, 2/21/08 (c)	$20,000	$19,856

Total Short-Term Investments (cost: $87,537)		87,537

Total Investments in Securities (d) — 158.8% (cost: $33,568,240)		33,845,514

Preferred Shares, at Liquidation Value — (61.0)%		(13,000,000)

Other Assets and Liabilities, Net — 2.2%		466,055

Total Net Assets — 100%		$21,311,569

Notes to Schedule of Investments:
(a)
Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Security valuations are performed once a week and at the end of each month. Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund’s board of directors. As of November 30, 2007, the fund had no fair valued securities.

(b)
Prerefunded issues are backed by U.S. government obligations. Crossover refunded issues are backed by the credit of the refunding issuer. In both cases, the bonds mature at the date and price indicated.

(c)	Yield shown is effective yield as of November 30, 2007.

(d)
On November 30, 2007, the cost of investments in securities for federal income tax purposes was $33,568,240. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$810,365
Gross unrealized depreciation	(533,091)
Net unrealized appreciation	$277,274

AMT
Alternative Minimum Tax. As of November 30, 2007, the aggregate market value of securities subject to the Alternative Minimum Tax is $2,726,165 which represents 12.8% of net assets applicable to common shares.

FGIC	Financial Guaranty Insurance Corporation
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
MBIA	Municipal Bond Insurance Association

2007 Quarterly Report  Minnesota Municipal Income Fund II

Item 2 – Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Minnesota Municipal Income Fund II, Inc.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr. President Date: January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr. President Date: January 17, 2008

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr. Treasurer Date: January 17, 2008